Goodwill	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
GOODWILL [Text Block]	NOTE 6: GOODWILL Goodwill as of June 30, 2012 and December 31, 2011 consisted of the following:

Balance December 31, 2010	$1,579
Balance December 31, 2011	1,579
Balance June 30, 2012	$1,579